Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2020
Equity Incentive Plan [Abstract]
Restricted Shares
Restricted shares during 2020, 2019 and 2018 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2017	1,573	$384.00
Granted	5,250	248.48
Vested	(4,475)	248.48
Forfeited	(191)	297.60
Outstanding at December 31, 2018	2,157	$261.60
Granted	9,000	146.40
Vested	(8,156)	112.32
Forfeited	(20)	146.40
Outstanding at December 31, 2019	2,981	$133.76
Granted	156,250	5.12
Vested	(107,139)	5,23
Forfeited	(28)	5.12
Outstanding at December 31, 2020	52,064	$2.48